Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Austria (0.5%)
	Erste Group Bank AG	621,855	32,347
	OMV AG	294,985	12,342
[1]	BAWAG Group AG	158,829	11,599
	Verbund AG	136,745	10,980
	ANDRITZ AG	144,173	9,236
	Wienerberger AG	230,689	8,182
	voestalpine AG	229,364	5,882
	Raiffeisen Bank International AG	265,913	5,184
	DO & Co. AG	15,407	2,596
	EVN AG	77,344	2,528
	Vienna Insurance Group AG Wiener Versicherung Gruppe	78,456	2,527
	CA Immobilien Anlagen AG	69,558	2,278
	Oesterreichische Post AG	67,736	2,235
[2]	Mayr Melnhof Karton AG	17,509	2,000
	UNIQA Insurance Group AG	232,248	1,988
*	IMMOFINANZ AG	65,303	1,937
	Telekom Austria AG	184,502	1,709
*,2	Lenzing AG	39,833	1,387
	Strabag SE	27,102	1,136
*,2	AT&S Austria Technologie & Systemtechnik AG	51,562	1,101
	Schoeller-Bleckmann Oilfield Equipment AG	22,270	885
	Palfinger AG	28,237	691
	Porr AG	35,234	536
*	S IMMO AG (XWBO)	17,260	416
	Agrana Beteiligungs AG	27,614	376
*	Eurotelesites AG	49,394	208
			122,286
Belgium (1.6%)
	Anheuser-Busch InBev SA	1,815,314	107,783
*	Argenx SE	123,164	62,972
	UCB SA	250,995	41,940
	KBC Group NV	493,816	38,195
	Ageas SA	342,273	16,340
	Groupe Bruxelles Lambert NV	174,250	13,004
	Syensqo SA	146,355	12,942
	D'ieteren Group	46,330	10,647
	Warehouses De Pauw CVA	355,113	9,620
	Lotus Bakeries NV	839	9,117
	Ackermans & van Haaren NV	46,054	8,836
	Sofina SA	35,329	8,347
	Elia Group SA	77,533	8,053
	Aedifica SA	98,891	6,286
	Azelis Group NV	310,927	5,890
	Umicore SA	423,467	5,816
	Solvay SA	146,144	5,145
	Cofinimmo SA	75,558	4,858
	Colruyt Group NV	99,519	4,774
	Melexis NV	41,966	3,658
	KBC Ancora	72,317	3,517
	Montea NV	37,530	3,255
	Bekaert SA	72,287	2,960
	Deme Group NV	14,534	2,618
	Shurgard Self Storage Ltd. (XBRU)	64,801	2,533
	Fagron	122,398	2,519
	Xior Student Housing NV	70,495	2,370
	VGP NV	20,490	2,220
	Proximus SADP	305,521	2,210
	Barco NV	142,626	1,842
	Gimv NV	41,366	1,805

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Retail Estates NV	25,054	1,709
*	Ontex Group NV	133,919	1,258
	Tessenderlo Group SA	46,765	1,248
	Kinepolis Group NV	27,866	1,129
[2]	Euronav NV	50,664	911
	bpost SA	208,578	596
			418,923
Denmark (5.3%)
	Novo Nordisk A/S Class B	6,329,175	838,571
	DSV A/S	346,351	63,536
*	Vestas Wind Systems A/S	2,083,993	51,573
	Novonesis (Novozymes) B Class B	714,224	45,466
	Danske Bank A/S	1,367,294	41,815
*	Genmab A/S	133,875	37,816
	Coloplast A/S Class B	257,546	33,481
	Pandora A/S	169,096	26,506
*,1	Orsted A/S	390,766	23,291
	Carlsberg A/S Class B	192,689	23,269
*	Zealand Pharma A/S	137,316	18,499
	AP Moller - Maersk A/S Class B	10,008	16,557
	Tryg A/S	678,880	14,863
*	NKT A/S	111,488	10,036
	Ringkjoebing Landbobank A/S	53,182	9,413
	AP Moller - Maersk A/S Class A	5,612	9,116
*	Royal Unibrew A/S	103,722	8,144
*	GN Store Nord A/S	301,576	7,925
	Jyske Bank A/S (Registered)	95,892	7,817
	ROCKWOOL A/S Class B	17,554	7,759
*	Ambu A/S Class B	379,257	7,701
*	Demant A/S	198,509	7,611
*	ALK-Abello A/S	272,579	6,144
	FLSmidth & Co. A/S	117,141	5,976
	Sydbank A/S	108,692	5,860
	ISS A/S	315,885	5,774
	Topdanmark A/S	89,687	4,885
*	Bavarian Nordic A/S	131,956	3,557
	Alm Brand A/S	1,738,402	3,316
	H Lundbeck A/S	523,309	3,272
	Torm plc Class A	83,699	3,241
	Spar Nord Bank A/S	158,321	3,229
*,1	Netcompany Group A/S	67,343	2,866
	Schouw & Co. A/S	25,294	2,088
	D/S Norden A/S	44,579	1,928
	Dfds A/S	67,209	1,843
	Chemometec A/S	31,803	1,763
[1]	Scandinavian Tobacco Group A/S	111,129	1,628
*	NTG Nordic Transport Group A/S	33,701	1,429
*	Svitzer Group A/S	27,362	1,049
	H Lundbeck A/S Class A	124,066	667
			1,371,280
Finland (1.6%)
	Nordea Bank Abp	5,654,691	66,218
	Nokia OYJ	10,795,855	42,427
	Sampo OYJ Class A	922,045	40,418
	UPM-Kymmene OYJ	1,103,600	36,503
	Kone OYJ Class B	675,509	34,495
	Wartsila OYJ Abp	1,003,998	20,747
	Neste OYJ	859,972	17,357
	Stora Enso OYJ Class R	1,222,955	15,288
	Nordea Bank Abp (XHEL)	1,218,557	14,259
	Fortum OYJ	904,495	13,908
	Elisa OYJ	295,317	13,750
	Metso OYJ	1,325,667	13,469
	Konecranes OYJ	147,652	10,314
	Kesko OYJ Class B	560,327	10,136
	Orion OYJ Class B	220,399	10,124
	Valmet OYJ	342,082	9,688
	Huhtamaki OYJ	193,668	7,847
	Kemira OYJ	234,972	5,312

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Cargotec OYJ Class B	89,916	4,583
	Mandatum OYJ	967,159	4,479
	TietoEVRY OYJ (XHEL)	181,735	3,685
*	QT Group OYJ	41,038	3,652
*	Kojamo OYJ	328,127	3,245
	Outokumpu OYJ	743,212	2,680
*	Kalmar OYJ Class B	89,882	2,658
	Nokian Renkaat OYJ	252,581	2,305
	Metsa Board OYJ Class B	288,100	2,201
[1]	Terveystalo OYJ	153,550	1,713
	Revenio Group OYJ	46,247	1,438
	Tokmanni Group Corp.	98,501	1,206
	Sanoma OYJ	151,902	1,123
	YIT OYJ	389,510	978
	Citycon OYJ	194,093	855
	TietoEVRY OYJ	38,768	791
	F-Secure OYJ	228,927	514
*	Finnair OYJ	180,559	460
			420,826
France (15.5%)
	LVMH Moet Hennessy Louis Vuitton SE	509,830	359,615
	TotalEnergies SE	4,158,436	280,554
	Schneider Electric SE	1,102,659	265,780
	Sanofi SA	2,276,954	234,737
	Airbus SE	1,214,884	183,844
	Safran SA	698,288	153,409
	Hermes International SCA	70,081	153,150
	Air Liquide SA Loyalty Shares	837,654	152,837
	L'Oreal SA Loyalty Shares	347,343	150,208
	EssilorLuxottica SA	631,457	144,502
	BNP Paribas SA	2,072,206	141,975
	AXA SA	3,714,142	130,403
	Vinci SA	1,025,693	117,050
	Danone SA	1,295,104	84,136
	Cie de Saint-Gobain SA	947,345	81,269
	Capgemini SE	331,608	65,832
	Air Liquide SA (XPAR)	332,727	60,709
	Cie Generale des Etablissements Michelin SCA	1,450,638	57,429
	Legrand SA	523,347	56,546
	L'Oreal SA (XPAR)	130,471	56,422
	Pernod Ricard SA	417,739	55,896
	Dassault Systemes SE	1,385,384	52,518
	Publicis Groupe SA	471,413	49,214
	Kering SA	149,059	45,782
	STMicroelectronics NV	1,346,945	44,534
	Orange SA	3,963,466	43,984
	Veolia Environnement SA	1,294,138	40,654
	Societe Generale SA	1,513,501	39,256
	Engie SA Loyalty Shares	2,342,346	36,822
	Thales SA	201,947	32,100
	Credit Agricole SA	2,083,182	31,613
	Edenred SE	516,319	21,499
	Bureau Veritas SA	630,982	19,743
	Renault SA	396,917	19,235
	Engie SA (XPAR)	1,170,808	18,405
[1]	Euronext NV	163,428	16,523
	Teleperformance SE	124,641	16,046
	Unibail-Rodamco-Westfield	214,127	16,013
	Carrefour SA	1,067,555	15,925
	Eurofins Scientific SE	267,235	15,821
	Eiffage SA	157,391	15,664
	Vivendi SE	1,382,357	14,751
*	Alstom SA	716,082	14,030
	Accor SA	350,912	13,504
	Getlink SE	730,924	13,025
	Bouygues SA	375,859	12,977
	Rexel SA	487,033	12,374
	Klepierre SA	426,338	12,208
	Bollore SE	1,954,418	12,166

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	SPIE SA	279,850	10,818
	Arkema SA	119,219	10,759
	Gecina SA	107,309	10,638
	Gaztransport Et Technigaz SA	71,845	10,586
	Sartorius Stedim Biotech	52,428	10,462
	Sodexo SA ACT Loyalty Shares	103,308	9,784
	Dassault Aviation SA	44,844	9,029
	BioMerieux	84,287	8,895
	Aeroports de Paris SA	66,806	8,777
[1]	Amundi SA	118,726	8,665
	Elis SA	362,322	8,379
	Nexans SA	62,599	8,091
	Ipsen SA	71,299	8,005
[1]	La Francaise des Jeux SAEM	200,222	7,768
	Technip Energies NV	286,682	7,304
	SCOR SE	312,148	6,681
*	SOITEC	51,807	6,680
	Alten SA	60,702	6,676
	Rubis SCA	195,957	6,137
	Covivio SA	114,705	5,905
[1]	Neoen SA	141,476	5,899
*,1	Worldline SA	507,314	5,756
*	Vallourec SACA	337,857	5,463
	Sopra Steria Group	29,337	5,438
	Wendel SE	55,872	5,353
	Valeo SE	461,622	5,275
	Eurazeo SE Prime DE Fidelite	64,872	5,104
	IPSOS SA	78,334	4,835
	Sodexo SA (XPAR)	48,217	4,566
*	Ubisoft Entertainment SA	213,845	4,393
*	Pluxee NV	182,638	4,281
[1]	Verallia SA	141,404	4,159
	SES SA	739,905	4,001
[2]	Remy Cointreau SA	46,722	3,687
	SEB SA Loyalty Shares	33,834	3,386
	Virbac SACA	8,767	3,337
	Coface SA	216,849	3,283
	Forvia SE	271,425	3,179
*	JCDecaux SE	150,904	3,146
	Societe BIC SA	48,049	3,015
	Imerys SA	81,056	2,754
*	ID Logistics Group SACA	5,321	2,573
	Eurazeo SE (XPAR)	31,382	2,469
	Mercialys SA	190,058	2,408
[2]	VusionGroup	16,441	2,396
*,2	Air France-KLM	245,592	2,184
	Interparfums SA	42,490	2,159
	Carmila SA	116,517	2,105
	ARGAN SA	25,105	2,052
	Trigano SA	16,625	1,949
	Television Francaise 1 SA	219,420	1,931
[1]	Ayvens SA	283,621	1,878
	SEB SA (XPAR)	18,746	1,876
	Sodexo SA (Loyalty Line 2025)	19,189	1,817
	Engie SA	112,536	1,769
	Metropole Television SA	131,024	1,710
*,2	Eutelsat Communications SACA	325,482	1,682
	Eramet SA	19,496	1,656
	ICADE	66,338	1,474
	Altarea SCA	13,141	1,418
	Quadient SA	68,004	1,349
	Opmobility	112,595	1,180
	Mersen SA	33,834	1,173
	Vicat SACA	31,825	1,107
*	Exclusive Networks SA	43,796	1,102
	Lagardere SA	44,878	1,092
*	Nexity SA	88,670	999
	Sodexo Prime De Fidelite 2027	10,378	983
	Derichebourg SA	188,691	972
	Peugeot Invest SA	10,689	968

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Vetoquinol SA	8,138	887
*	Voltalia SA (Registered)	75,063	834
*,1	Elior Group SA	237,614	825
*	Viridien	14,927	774
	Antin Infrastructure Partners SA	55,517	751
*,2	Valneva SE	202,448	721
	Beneteau SACA	73,307	715
*,1,2	X-Fab Silicon Foundries SE	108,036	691
	Etablissements Maurel et Prom SA	109,189	667
	Fnac Darty SA	22,091	656
	Forvia SE (XPAR)	55,022	645
	Manitou BF SA	25,620	593
	Lisi SA	19,914	548
[2]	Equasens	10,413	542
	GL Events SACA	25,678	526
	Eurazeo SE	6,056	476
*,2	OVH Groupe SAS	56,735	366
	Jacquet Metals SACA	20,592	339
*,2	Euroapi SA	81,319	328
	Boiron SA	7,509	264
*	Emeis SA	22,495	252
	LISI SA (XPAR)	8,535	235
	Esso SA Francaise	1,287	202
*,1	Aramis Group SAS	36,824	187
*	Believe SA	10,174	152
	Bonduelle SCA	21,796	151
*	Casino Guichard Perrachon SA	16,652	63
			4,004,859
Germany (12.0%)
	SAP SE	2,271,148	480,167
	Siemens AG (Registered)	1,537,588	281,528
	Allianz SE (Registered)	808,081	227,608
	Deutsche Telekom AG (Registered)	6,925,654	181,158
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	273,086	134,502
	Mercedes-Benz Group AG	1,730,539	114,396
	Infineon Technologies AG	2,685,864	93,302
	Deutsche Post AG	2,032,893	90,678
	BASF SE	1,841,612	85,740
	adidas AG	341,621	85,609
	Deutsche Boerse AG	383,283	78,484
	E.ON SE	4,586,603	64,318
	Deutsche Bank AG (Registered)	4,049,150	63,027
	Bayer AG (Registered)	2,036,004	60,573
	Bayerische Motoren Werke AG (XETR)	610,695	56,641
	RWE AG	1,475,250	55,058
	Rheinmetall AG	89,971	49,003
	Merck KGaA	267,721	47,834
	Vonovia SE	1,441,929	44,210
	Daimler Truck Holding AG	1,083,114	41,818
	Commerzbank AG	2,133,350	34,779
	Symrise AG	269,809	34,004
*	Siemens Energy AG	1,115,069	32,380
	MTU Aero Engines AG	111,471	31,565
[1]	Siemens Healthineers AG	576,239	30,886
	Hannover Rueck SE	124,373	30,881
*	Fresenius SE & Co. KGaA	853,066	30,566
	Beiersdorf AG	203,854	29,589
	Heidelberg Materials AG	282,539	29,435
*,1	Covestro AG	391,091	23,023
*	Qiagen NV	462,857	20,594
	Brenntag SE	269,362	19,161
	Fresenius Medical Care AG	421,977	16,283
	Henkel AG & Co. KGaA (XTER)	203,302	15,752
	GEA Group AG	354,110	15,636
	Continental AG	224,233	13,746
	LEG Immobilien SE (XETR)	153,426	13,384
[1]	Scout24 SE	152,098	12,024
*,1	Zalando SE	454,697	11,651
	Knorr-Bremse AG	136,944	11,012

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Nemetschek SE	112,153	10,712
	CTS Eventim AG & Co. KGaA	121,600	10,711
	Puma SE	206,164	10,231
	Evonik Industries AG	474,618	9,612
	Talanx AG	124,811	9,482
*,1	Delivery Hero SE	412,250	9,172
	Rational AG	9,874	8,643
	Deutsche Lufthansa AG (Registered)	1,243,152	7,791
	Bechtle AG	170,585	7,539
	Gerresheimer AG	71,909	7,434
	Volkswagen AG	59,115	6,975
	Freenet AG	246,050	6,809
*,2	TUI AG	930,419	6,000
	KION Group AG	149,335	5,906
	Carl Zeiss Meditec AG (Bearer)	76,248	5,216
	HOCHTIEF AG	43,826	5,211
	AIXTRON SE	219,263	5,120
	Aurubis AG	62,581	4,880
[2]	K&S AG (Registered)	368,945	4,753
*	TAG Immobilien AG	313,414	4,722
	LANXESS AG	179,954	4,698
[2]	HUGO BOSS AG	117,182	4,657
	Stroeer SE & Co. KGaA	65,082	4,400
	Hensoldt AG	118,661	4,391
*	Nordex SE	289,549	4,390
	Krones AG	30,062	4,067
*,1	TeamViewer SE	290,211	3,914
	thyssenkrupp AG	1,019,178	3,902
*	Fraport AG Frankfurt Airport Services Worldwide	74,170	3,767
	United Internet AG (Registered)	166,535	3,694
	Siltronic AG	43,537	3,551
*	Encavis AG	182,825	3,427
	Traton SE	106,730	3,367
	Wacker Chemie AG	31,471	3,146
*	Evotec SE	328,857	3,099
	Bilfinger SE	54,581	3,060
	Jenoptik AG	106,841	3,046
*	Aroundtown SA	1,396,228	2,979
*	Hypoport SE	8,946	2,659
[1]	Befesa SA	83,596	2,595
	flatexDEGIRO AG	176,665	2,495
	Stabilus SE	50,793	2,486
[2]	CANCOM SE	69,073	2,451
[1]	DWS Group GmbH & Co. KGaA	64,543	2,441
	ProSiebenSat.1 Media SE	354,621	2,433
	Schott Pharma AG & Co. KGaA	70,549	2,431
*,1	Redcare Pharmacy NV	16,146	2,417
*	Grand City Properties SA	202,407	2,386
	RTL Group SA	75,463	2,377
	Atoss Software SE	15,744	2,321
	Fielmann Group AG	50,568	2,289
	Duerr AG	99,791	2,195
	FUCHS SE	61,451	2,132
*	HelloFresh SE	330,830	2,067
	Sixt SE (XETR)	28,819	2,011
	Deutsche Wohnen SE	100,348	1,993
	Kontron AG	85,266	1,807
*,1	Auto1 Group SE	193,448	1,629
	GRENKE AG	52,722	1,628
	Suedzucker AG	120,980	1,594
	1&1 AG	93,272	1,501
	Hornbach Holding AG & Co. KGaA	18,118	1,485
	Deutz AG	256,679	1,478
*	Nagarro SE	16,977	1,476
	KWS Saat SE & Co. KGaA	21,182	1,470
	Elmos Semiconductor SE	17,885	1,462
*,1,2	Deutsche Pfandbriefbank AG	248,089	1,400
	Salzgitter AG	77,249	1,385
	PNE AG	86,471	1,375
	Dermapharm Holding SE	34,919	1,338

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Eckert & Ziegler SE	28,439	1,331
	METRO AG	267,688	1,219
	Norma Group SE	64,256	1,194
*	Ionos SE	43,689	1,154
	Sartorius AG	5,149	1,150
*	CECONOMY AG	368,510	1,112
	Indus Holding AG	41,390	1,003
	Energiekontor AG	14,233	1,001
	Deutsche EuroShop AG	38,045	996
	Vossloh AG	17,762	944
	Wuestenrot & Wuerttembergische AG	66,596	899
	GFT Technologies SE	35,006	899
	CompuGroup Medical SE & Co. KGaA	49,642	861
	Hamburger Hafen und Logistik AG (XETR)	49,306	827
	Adtran Networks SE	37,600	782
	Takkt AG	66,898	775
[2]	Deutsche Beteiligungs AG	29,023	775
	Verbio SE	41,141	773
	Wacker Neuson SE	49,485	770
	Adesso SE	7,222	714
*,2	SGL Carbon SE	102,731	690
*	Encavis AG (XETR)	37,315	686
	Kloeckner & Co. SE	122,381	675
	PATRIZIA SE	84,666	667
	STRATEC SE	15,045	661
*,2,3	MorphoSys AG	8,667	638
*,1	Thyssenkrupp Nucera AG & Co. KGaA	63,211	597
	Vitesco Technologies Group AG (XETR)	9,221	559
	SMA Solar Technology AG	17,634	474
	Secunet Security Networks AG	3,217	425
	New Work SE	5,928	423
*,2	BayWa AG	28,684	403
*	About You Holding SE	96,586	365
	RENK Group AG	11,969	338
*	Basler AG	30,050	320
	Draegerwerk AG & Co. KGaA (XETR)	6,061	301
	ElringKlinger AG	49,090	257
	Pfeiffer Vacuum Technology AG	1,407	240
	Hamburger Hafen und Logistik AG	2,594	47
			3,097,631
Ireland (0.4%)
	Kingspan Group plc	315,421	29,512
	Kerry Group plc Class A	312,865	29,251
	Bank of Ireland Group plc	2,145,420	24,297
	AIB Group plc	3,222,781	18,486
	Glanbia plc (XDUB)	363,865	7,277
	Dalata Hotel Group plc	471,406	2,099
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			110,922
Italy (4.5%)
	UniCredit SpA	3,375,545	138,649
	Intesa Sanpaolo SpA	33,380,985	135,555
	Enel SpA	16,073,509	114,752
	Ferrari NV	242,778	99,921
	Eni SpA	4,668,399	74,693
	Generali SpA	2,591,188	67,068
	Stellantis NV	2,587,993	43,126
	Prysmian SpA	565,684	38,888
	Stellantis NV (XNYS)	1,684,979	28,060
	Moncler SpA	427,155	25,469
	Terna - Rete Elettrica Nazionale	2,920,289	24,318
	Snam SpA	4,719,570	22,553
	FinecoBank Banca Fineco SpA	1,266,555	21,501
	Leonardo SpA	830,352	19,783
	Banco BPM SpA	2,843,734	19,689
	Mediobanca Banca di Credito Finanziario SpA	1,127,877	18,309
	Tenaris SA	925,568	14,686
	BPER Banca SpA	2,189,839	12,813
[1]	Poste Italiane SpA	933,645	12,639

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Recordati Industria Chimica e Farmaceutica SpA	202,230	11,010
*,1	Nexi SpA	1,709,394	10,492
	Banca Monte dei Paschi di Siena SpA	1,862,969	10,166
	Unipol Gruppo SpA	886,660	9,553
	Davide Campari-Milano NV	993,361	8,959
	Amplifon SpA	267,435	8,494
[1]	Infrastrutture Wireless Italiane SpA	723,346	8,049
	Interpump Group SpA	164,353	7,128
	Buzzi SpA	176,964	6,938
	A2A SpA	3,159,950	6,693
	Brunello Cucinelli SpA	70,781	6,611
	Reply SpA	46,495	6,600
*	Saipem SpA	2,686,767	6,383
	Banca Mediolanum SpA	508,440	6,003
	Hera SpA	1,590,039	5,818
	Banca Popolare di Sondrio SpA	743,391	5,665
	Azimut Holding SpA	224,622	5,628
	Italgas SpA	1,013,720	5,420
*,2	Telecom Italia SpA (MTAA)	20,965,827	5,139
	Banca Generali SpA	113,311	4,931
	DiaSorin SpA	44,157	4,816
[1]	Pirelli & C SpA	765,139	4,790
	De' Longhi SpA	142,804	4,501
[1]	BFF Bank SpA	366,614	4,144
	Iveco Group NV	397,768	4,085
	Brembo NV	299,301	3,358
	ERG SpA	111,622	2,960
*	Technoprobe SpA	307,433	2,797
	SOL SpA	74,285	2,778
	Lottomatica Group SpA	222,399	2,715
	Iren SpA	1,317,479	2,681
[1]	Technogym SpA	271,906	2,667
	Maire SpA	326,422	2,590
	Webuild SpA (MTAA)	909,719	2,381
[1]	Anima Holding SpA	449,498	2,364
[1]	Enav SpA	512,457	2,192
	Saras SpA	1,244,517	2,154
	Tamburi Investment Partners SpA	201,579	2,032
[1]	Carel Industries SpA	100,170	1,850
	MFE-MediaForEurope NV Class A	508,679	1,733
	Sesa SpA	14,722	1,618
	Credito Emiliano SpA	146,978	1,609
	ACEA SpA	92,348	1,602
	Moltiply Group SpA	32,263	1,277
	Salcef Group SpA	43,403	1,199
	Sanlorenzo SpA	27,999	1,140
	Banca IFIS SpA	48,132	1,130
	Salvatore Ferragamo SpA	129,289	1,127
	El.En. SpA	106,556	1,118
	Cementir Holding NV	92,201	1,040
[1]	RAI Way SpA	188,951	1,019
*,1	GVS SpA	144,794	1,001
	Piaggio & C SpA	337,627	930
	Italmobiliare SpA	28,560	926
*,2	Fincantieri SpA	163,135	909
	Danieli & C Officine Meccaniche SpA (MTAA)	22,120	862
	Ariston Holding NV	206,132	837
	Zignago Vetro SpA	67,250	825
*,2	Juventus Football Club SpA	296,657	764
	Arnoldo Mondadori Editore SpA	251,011	710
	Tinexta SpA	38,204	626
	MARR SpA	45,294	564
	MFE-MediaForEurope NV Class B	93,130	432
[2]	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	218
	Alerion Cleanpower SpA	12,215	207
	Datalogic SpA	29,796	178
	Biesse SpA	16,042	165
	Intercos SpA	8,875	159
			1,161,932

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
Netherlands (6.9%)
	ASML Holding NV	814,783	758,703
	ING Groep NV	6,433,941	116,782
	Prosus NV	3,008,751	104,955
	Wolters Kluwer NV	498,014	83,372
*,1	Adyen NV	61,002	74,620
	ASM International NV	96,195	66,184
	Koninklijke Ahold Delhaize NV	1,941,732	62,553
	Heineken NV	569,255	50,516
*	Koninklijke Philips NV	1,647,575	46,280
	DSM-Firmenich AG	358,275	45,741
	Universal Music Group NV	1,556,944	37,093
	Koninklijke KPN NV	7,819,092	30,809
	NN Group NV	567,610	28,485
	ArcelorMittal SA	1,004,445	22,872
	Akzo Nobel NV	353,373	21,850
	EXOR NV	207,039	21,224
	BE Semiconductor Industries NV	157,507	20,291
	Heineken Holding NV	268,819	19,809
	Aegon Ltd.	2,961,335	19,164
	IMCD NV	117,814	16,941
[1]	ABN AMRO Bank NV	958,084	16,725
	ASR Nederland NV	305,002	15,324
	Randstad NV	220,594	10,744
	Arcadis NV	149,506	10,678
*	InPost SA	452,709	7,843
	Aalberts NV	199,523	7,629
[1]	Signify NV	262,079	6,488
	Fugro NV	233,837	6,245
	Koninklijke Vopak NV	134,362	6,002
	SBM Offshore NV	322,562	5,228
*,1	Just Eat Takeaway.com NV	393,114	5,010
	OCI NV	200,949	4,843
	JDE Peet's NV	200,051	4,399
	Allfunds Group plc	690,380	4,150
[1]	CTP NV	229,670	4,024
	TKH Group NV	82,960	3,636
	Van Lanschot Kempen NV	79,532	3,442
	Corbion NV	123,077	2,755
*	Galapagos NV	101,183	2,705
*,1,2	Basic-Fit NV	106,315	2,572
	APERAM SA	86,947	2,363
	Koninklijke BAM Groep NV	559,004	2,317
	Eurocommercial Properties NV	89,486	2,229
	Wereldhave NV	89,214	1,338
	Flow Traders Ltd.	70,720	1,179
	AMG Critical Materials NV	64,027	1,089
	PostNL NV	712,514	1,052
	Sligro Food Group NV	71,194	946
	Vastned Retail NV	35,638	903
*,1,2	Alfen NV	44,258	818
	NSI NV	37,750	800
*,2	TomTom NV	137,089	752
	Brunel International NV	40,671	464
[1]	B&S Group Sarl	51,630	264
			1,795,200
Norway (1.3%)
	Equinor ASA	1,792,635	47,469
	DNB Bank ASA	2,063,928	42,641
	Telenor ASA	1,311,359	15,635
	Mowi ASA	916,535	15,470
	Kongsberg Gruppen ASA	153,654	15,451
	Aker BP ASA	633,235	15,333
	Norsk Hydro ASA	2,712,286	15,045
	Orkla ASA	1,582,095	13,352
	Yara International ASA	337,692	9,620
	Subsea 7 SA	488,176	9,390
	Storebrand ASA	832,931	8,360
	TOMRA Systems ASA	483,815	7,975

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Salmar ASA	131,940	7,591
	Frontline plc	297,624	7,337
	Gjensidige Forsikring ASA	351,445	5,946
	Var Energi ASA	1,843,205	5,872
	Bakkafrost P/F	104,948	5,482
	Schibsted ASA Class B	200,260	5,444
	TGS ASA	404,919	4,951
	SpareBank 1 SR-Bank ASA	380,946	4,890
*	Nordic Semiconductor ASA	392,376	4,853
	Hafnia Ltd.	539,697	4,276
	Schibsted ASA Class A	142,870	4,105
	SpareBank 1 SMN	262,333	3,912
	Borregaard ASA	205,900	3,526
[2]	Borr Drilling Ltd.	489,266	3,324
	Golden Ocean Group Ltd.	252,374	3,137
	Aker ASA Class A	50,465	2,960
	Protector Forsikring ASA	142,956	2,954
*	Cadeler A/S	440,243	2,845
*,1	AutoStore Holdings Ltd.	2,246,638	2,832
[1]	BW LPG Ltd.	171,296	2,784
	Aker Solutions ASA	539,029	2,572
	Hoegh Autoliners ASA	229,214	2,505
	Leroy Seafood Group ASA	573,536	2,491
	Veidekke ASA	220,770	2,468
	Atea ASA	174,558	2,323
*,1	Scatec ASA	247,641	1,999
[1]	Europris ASA	330,078	1,969
	Wallenius Wilhelmsen ASA	210,214	1,955
*,1	Crayon Group Holding ASA	163,672	1,953
*,2	NEL ASA	3,433,549	1,850
	Stolt-Nielsen Ltd.	44,973	1,764
	DNO ASA	1,716,249	1,748
	FLEX LNG Ltd.	63,672	1,717
*,1	Entra ASA	144,526	1,624
	MPC Container Ships ASA	757,602	1,589
	Austevoll Seafood ASA	182,026	1,503
*,1	Elkem ASA	597,160	1,246
	Bonheur ASA	41,107	1,072
	Wilh Wilhelmsen Holding ASA Class A	26,525	939
*	Hexagon Composites ASA	255,344	778
	Grieg Seafood ASA	113,495	662
	BW Offshore Ltd.	185,747	518
*	Aker Carbon Capture ASA	720,659	421
*	BW Energy Ltd.	145,690	414
*	DOF Group ASA	15,529	160
*,2	Cavendish Hydrogen ASA	69,323	118
			343,120
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,764,600	26,224
	ORLEN SA	1,195,684	19,497
	Powszechny Zaklad Ubezpieczen SA	1,158,949	14,193
	Bank Polska Kasa Opieki SA	323,437	13,103
*,1	Allegro.eu SA	1,156,994	10,628
	KGHM Polska Miedz SA	282,422	9,709
	Santander Bank Polska SA	69,352	9,139
*,1	Dino Polska SA	99,474	8,841
	LPP SA	2,289	8,776
[2]	CD Projekt SA	134,166	5,386
	Alior Bank SA	191,427	4,588
	Budimex SA	26,490	4,263
*	mBank SA	26,618	4,184
	Grupa Kety SA	20,027	4,154
	KRUK SA	36,555	4,091
*	PGE Polska Grupa Energetyczna SA	1,839,979	3,388
*	CCC SA	93,883	2,985
*	Bank Millennium SA	1,260,662	2,890
	Orange Polska SA	1,389,149	2,783
	Benefit Systems SA	3,487	2,333
	Asseco Poland SA	105,710	2,241

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Tauron Polska Energia SA	1,938,139	1,857
	Bank Handlowy w Warszawie SA	68,463	1,679
*	Pepco Group NV	310,252	1,501
*	Enea SA	521,245	1,450
*	Cyfrowy Polsat SA	296,717	971
*	AmRest Holdings SE	148,023	922
*,2	Jastrzebska Spolka Weglowa SA	107,661	725
	Warsaw Stock Exchange	56,564	606
*,2	Grupa Azoty SA	77,103	351
[1]	XTB SA	12,791	204
			173,662
Portugal (0.3%)
	EDP SA	6,231,383	25,683
	Galp Energia SGPS SA	906,625	19,063
	Jeronimo Martins SGPS SA	572,118	9,996
	EDP Renovaveis SA	633,323	9,846
	Banco Comercial Portugues SA Class R	15,746,316	6,638
	Navigator Co. SA	522,797	2,121
	REN - Redes Energeticas Nacionais SGPS SA	790,613	2,005
	Sonae SGPS SA	1,865,951	1,903
	NOS SGPS SA	386,224	1,486
*,2	Greenvolt-Energias Renovaveis SA	129,582	1,167
	CTT-Correios de Portugal SA	183,469	829
	Altri SGPS SA	147,051	799
	Mota-Engil SGPS SA	170,607	669
	Corticeira Amorim SGPS SA	67,636	666
	Semapa-Sociedade de Investimento e Gestao	31,069	503
			83,374
Spain (4.0%)
	Iberdrola SA (XMAD)	12,453,774	164,492
	Banco Santander SA	32,143,393	155,064
	Banco Bilbao Vizcaya Argentaria SA	11,898,725	124,713
	Industria de Diseno Textil SA	2,173,200	105,593
	Amadeus IT Group SA	901,951	59,403
	Telefonica SA	10,664,208	48,301
	CaixaBank SA	7,666,391	44,712
	Ferrovial SE	1,084,794	43,138
[1]	Cellnex Telecom SA	1,160,183	40,463
	Repsol SA	2,516,092	35,887
[1]	Aena SME SA	145,779	27,698
	Banco de Sabadell SA	10,885,807	22,972
	ACS Actividades de Construccion y Servicios SA	476,678	21,296
	Redeia Corp. SA	897,042	15,927
	Endesa SA	655,890	12,727
	Bankinter SA	1,335,313	11,405
	Merlin Properties Socimi SA	831,895	9,500
	Enagas SA	515,707	7,731
	Naturgy Energy Group SA	261,548	6,299
	Fluidra SA	281,639	6,275
	Acciona SA	47,088	6,105
*	Grifols SA	547,785	5,533
	Viscofan SA	81,993	5,467
	Indra Sistemas SA	249,915	5,012
	Mapfre SA	2,051,258	4,971
	Vidrala SA (XMAD)	46,964	4,888
[1]	Unicaja Banco SA	3,188,625	4,292
	Acerinox SA	406,157	4,268
	Laboratorios Farmaceuticos Rovi SA	43,009	4,138
	Cia de Distribucion Integral Logista Holdings SA	130,496	3,864
	Inmobiliaria Colonial Socimi SA	654,031	3,805
	CIE Automotive SA	89,108	2,603
	Corp. ACCIONA Energias Renovables SA	115,886	2,447
	Faes Farma SA	636,625	2,437
	Sacyr SA	674,832	2,384
	Construcciones y Auxiliar de Ferrocarriles SA	52,930	2,004
*	Solaria Energia y Medio Ambiente SA	166,121	1,984
	Almirall SA	184,511	1,839
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,408,494	1,687
	Melia Hotels International SA	213,030	1,631

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Fomento de Construcciones y Contratas SA	82,576	1,164
*	Tecnicas Reunidas SA	90,252	1,126
	Pharma Mar SA	25,393	1,068
	Lar Espana Real Estate Socimi SA	118,809	1,045
[1]	Gestamp Automocion SA	316,369	918
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	917
*	Ence Energia y Celulosa SA	253,352	890
[1]	Neinor Homes SA	53,708	756
[1]	Global Dominion Access SA	212,195	693
	Prosegur Cia de Seguridad SA	282,958	525
[1]	Prosegur Cash SA	735,022	424
*	Distribuidora Internacional de Alimentacion SA	27,678,993	380
*	Applus Services SA	20,342	282
			1,045,143
Sweden (5.6%)
	Investor AB Class B	3,386,398	96,140
	Atlas Copco AB Class A	5,243,222	93,317
	Volvo AB Class B	3,150,589	80,405
	Assa Abloy AB Class B	2,005,657	61,081
	Atlas Copco AB Class B	3,110,895	48,673
	Skandinaviska Enskilda Banken AB Class A	3,144,067	48,354
	Sandvik AB	2,229,148	45,635
	Hexagon AB Class B	4,364,202	44,447
	EQT AB	1,305,421	42,269
	Telefonaktiebolaget LM Ericsson Class B	5,731,106	39,406
	Swedbank AB Class A	1,785,374	37,964
[1]	Evolution AB	375,428	36,367
	Essity AB Class B	1,247,346	35,071
	Investor AB Class A (XSTO)	1,094,927	30,954
	Svenska Handelsbanken AB Class A	2,860,903	28,878
	Alfa Laval AB	639,536	28,278
	Epiroc AB Class A	1,291,577	24,108
	H & M Hennes & Mauritz AB Class B	1,229,789	19,132
	Boliden AB	567,062	17,342
	Svenska Cellulosa AB SCA Class B	1,239,474	16,849
	Indutrade AB	553,518	16,276
	Trelleborg AB Class B	435,540	16,186
	Saab AB Class B	665,117	15,358
	AddTech AB Class B	461,836	14,903
	Telia Co. AB	5,111,252	14,855
	Skanska AB Class B	755,118	14,764
	Lifco AB Class B	470,019	13,944
	Nibe Industrier AB Class B	3,016,890	13,257
	Epiroc AB Class B	775,801	13,045
	SKF AB Class B	698,888	12,993
	Beijer Ref AB	803,370	12,757
	Volvo AB Class A	488,384	12,696
	Tele2 AB Class B	1,152,147	11,862
*	Swedish Orphan Biovitrum AB	448,616	11,688
*	Castellum AB	884,433	11,079
	Sagax AB Class B	447,586	11,057
	Securitas AB Class B	1,003,387	10,794
	AAK AB	360,742	10,381
	Industrivarden AB Class C	304,115	10,309
*	Fastighets AB Balder Class B	1,314,994	9,697
	Getinge AB Class B	464,018	9,061
	Industrivarden AB Class A	262,582	9,008
	Investment AB Latour Class B	293,508	8,619
	L E Lundbergforetagen AB Class B	153,563	7,763
	Nordnet AB publ	356,199	7,277
	Sectra AB Class B	312,538	7,116
	Sweco AB Class B	411,462	6,650
	Lagercrantz Group AB Class B	392,127	6,621
	Fortnox AB	1,031,349	6,376
	SSAB AB Class B	1,253,497	6,354
	Holmen AB Class B	160,324	6,303
	Hemnet Group AB	159,966	5,927
[1]	Munters Group AB	270,915	5,865
	Avanza Bank Holding AB	259,591	5,831

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Hexpol AB	508,884	5,691
	Wihlborgs Fastigheter AB	553,203	5,603
[1]	Thule Group AB	202,098	5,588
	Axfood AB	221,889	5,503
	Mycronic AB	154,558	5,420
	Husqvarna AB Class B	716,750	4,840
*,2	Embracer Group AB	1,844,718	4,720
	Billerud Aktiebolag	452,274	4,554
[1]	Dometic Group AB	659,892	4,528
	Elekta AB Class B	708,695	4,449
	Loomis AB	137,450	4,380
	Fabege AB	521,391	4,372
	Bure Equity AB	113,365	4,247
	Kinnevik AB Class B	506,500	4,247
*	Camurus AB	65,732	4,160
	Catena AB	76,189	3,879
	Nyfosa AB	377,874	3,867
*	Electrolux AB Class B	430,450	3,834
*	Volvo Car AB Class B	1,327,842	3,768
	Vitec Software Group AB Class B	70,911	3,710
	AFRY AB	204,415	3,705
	Lindab International AB	142,147	3,517
*,1	Sinch AB	1,296,627	3,514
[1]	Bravida Holding AB	424,465	3,436
	Wallenstam AB Class B	679,420	3,427
	Pandox AB	180,308	3,345
	AddLife AB Class B	225,247	3,303
	Electrolux Professional AB Class B	473,406	2,980
	Peab AB Class B	392,424	2,927
	Betsson AB Class B	243,826	2,902
	Vitrolife AB	134,028	2,882
	Alleima AB	388,013	2,820
	NCAB Group AB	373,668	2,734
	Hufvudstaden AB Class A	224,013	2,715
	NCC AB Class B	174,290	2,691
	Mips AB	53,844	2,681
	Granges AB	217,247	2,652
	Bufab AB	62,369	2,601
	JM AB	131,959	2,573
	AddNode Group AB	256,698	2,551
	HMS Networks AB	62,978	2,450
	Instalco AB	508,040	2,420
	Storskogen Group AB Class B	2,919,881	2,371
	SSAB AB Class A	455,321	2,349
*	Sdiptech AB Class B	74,894	2,293
*	Hexatronic Group AB	366,590	2,167
	Biotage AB	111,866	2,095
	Nolato AB Class B	373,743	2,007
	Atrium Ljungberg AB Class B	90,082	1,927
*	Better Collective A/S	79,356	1,817
	Beijer Alma AB	88,294	1,809
	Bilia AB Class A	144,840	1,803
	Cibus Nordic Real Estate AB publ	114,227	1,784
	Arjo AB Class B	455,308	1,765
	Troax Group AB	77,629	1,763
*	OX2 AB	309,818	1,716
	Medicover AB Class B	93,380	1,685
*,1	Scandic Hotels Group AB	268,407	1,634
	INVISIO AB	66,839	1,562
[2]	Samhallsbyggnadsbolaget i Norden AB	2,458,607	1,559
*	Modern Times Group MTG AB Class B	187,507	1,440
	Dios Fastigheter AB	178,980	1,437
	Ratos AB Class B	405,901	1,306
	NP3 Fastigheter AB	53,189	1,273
	SkiStar AB	83,650	1,232
	Clas Ohlson AB Class B	75,432	1,198
*,1	Boozt AB	115,143	1,178
[2]	Truecaller AB Class B	341,359	1,081
[2]	Svenska Handelsbanken AB Class B	85,057	1,051
*,1	BioArctic AB	68,680	1,029

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Platzer Fastigheter Holding AB Class B	110,313	1,009
	Systemair AB	132,722	1,002
	Corem Property Group AB Class B	1,074,395	959
[1]	Attendo AB	213,460	934
	Fagerhult Group AB	143,577	879
	MEKO AB	83,653	878
	Cloetta AB Class B	394,311	846
*	Stillfront Group AB	925,688	774
	Investment AB Oresund	60,465	702
[2]	Intrum AB	169,528	663
	Skandinaviska Enskilda Banken AB Class C	41,634	655
	Sagax AB Class D	222,835	654
[1]	Resurs Holding AB	298,397	638
*	Norion Bank AB	165,924	629
	Volati AB	55,303	618
*,1	BoneSupport Holding AB	14,493	408
	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	218
	Telefonaktiebolaget LM Ericsson Class A	7,590	52
	NCC AB Class A	2,341	36
	Husqvarna AB Class A	386	3
			1,446,416
Switzerland (14.2%)
	Nestle SA (Registered)	5,427,926	549,809
	Novartis AG (Registered)	4,225,164	471,646
	Roche Holding AG	1,431,277	463,389
	UBS Group AG (Registered)	6,642,713	201,279
	ABB Ltd. (Registered)	3,280,364	182,082
	Cie Financiere Richemont SA Class A (Registered)	1,098,805	167,602
	Zurich Insurance Group AG	298,268	163,979
	Holcim AG	1,160,977	108,494
	Lonza Group AG (Registered)	149,371	99,468
	Alcon Inc.	1,020,814	96,655
	Sika AG (Registered)	314,112	95,369
	Givaudan SA (Registered)	16,452	80,714
	Swiss Re AG	600,209	73,996
	Partners Group Holding AG	45,741	61,569
	Swiss Life Holding AG (Registered)	60,208	46,102
	Geberit AG (Registered)	68,750	43,771
	Sandoz Group AG	891,001	38,646
	SGS SA (Registered)	308,031	33,678
	Kuehne & Nagel International AG (Registered)	104,544	32,408
	Swisscom AG (Registered)	52,683	32,244
	Sonova Holding AG (Registered)	98,511	30,197
	Logitech International SA (Registered)	320,407	28,861
	Chocoladefabriken Lindt & Spruengli AG (Registered)	231	28,604
	Straumann Holding AG (Registered)	221,281	28,535
	Roche Holding AG (Bearer)	76,936	27,059
[1]	VAT Group AG	53,181	26,651
	Chocoladefabriken Lindt & Spruengli AG	1,984	24,867
	Julius Baer Group Ltd.	421,086	23,045
	Schindler Holding AG (XSWX)	84,468	22,608
	Baloise Holding AG (Registered)	93,719	16,772
	Swiss Prime Site AG (Registered)	158,115	15,846
	SIG Group AG	684,869	14,382
	Swatch Group AG (Bearer)	61,897	12,748
	PSP Swiss Property AG (Registered)	93,391	12,480
	Georg Fischer AG (Registered)	169,819	12,478
	EMS-Chemie Holding AG (Registered)	14,672	12,269
	Barry Callebaut AG (Registered)	7,376	11,868
	Belimo Holding AG (Registered)	19,162	11,616
	Schindler Holding AG (Registered)	42,712	11,214
	Adecco Group AG (Registered)	328,921	11,196
	Helvetia Holding AG (Registered)	72,153	10,764
	Siegfried Holding AG (Registered)	8,537	9,950
	Tecan Group AG (Registered)	26,410	9,862
	Accelleron Industries AG	195,122	9,656
	Flughafen Zurich AG (Registered)	39,395	9,117
	Temenos AG (Registered)	126,567	8,789
[1]	Galenica AG	100,961	8,781

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Avolta AG	218,392	8,240
	Clariant AG (Registered)	465,966	6,912
	BKW AG	37,155	6,721
	Banque Cantonale Vaudoise (Registered)	57,997	6,156
	Comet Holding AG (Registered)	15,358	6,154
	Inficon Holding AG (Registered)	3,976	5,929
	DKSH Holding AG	73,826	5,775
	Bachem Holding AG	64,246	5,766
	Swissquote Group Holding SA (Registered)	18,030	5,751
	Bucher Industries AG (Registered)	13,364	5,414
	Allreal Holding AG (Registered)	30,284	5,399
	Cembra Money Bank AG	60,815	5,311
	Sulzer AG (Registered)	35,691	5,306
	SFS Group AG	36,288	5,299
	Softwareone Holding AG	246,459	4,921
	Emmi AG (Registered)	4,360	4,583
	Burckhardt Compression Holding AG	6,449	4,493
	Mobimo Holding AG (Registered)	14,834	4,443
	Landis & Gyr Group AG	44,617	4,041
	dormakaba Holding AG	6,394	3,873
	Vontobel Holding AG (Registered)	57,272	3,753
	VZ Holding AG	27,657	3,736
	Valiant Holding AG (Registered)	32,810	3,720
	Interroll Holding AG (Registered)	1,148	3,709
	Kardex Holding AG (Registered)	12,162	3,704
*	Aryzta AG	1,931,315	3,697
	Swatch Group AG (Registered)	87,826	3,561
	Ypsomed Holding AG (Registered)	7,428	3,414
	Stadler Rail AG	108,198	3,311
	ALSO Holding AG (Registered)	10,587	3,210
	Daetwyler Holding AG	15,036	3,128
	EFG International AG	206,702	2,954
	Huber and Suhner AG (Registered)	33,075	2,896
	St. Galler Kantonalbank AG (Registered)	5,708	2,816
*	ams-OSRAM AG	1,937,499	2,601
	OC Oerlikon Corp. AG (Registered)	387,177	2,178
*,1	Sensirion Holding AG	21,810	2,046
	Forbo Holding AG (Registered)	1,864	2,008
	SKAN Group AG	21,899	1,977
[1]	Medacta Group SA	12,481	1,788
	COSMO Pharmaceuticals NV	19,658	1,671
*	Arbonia AG	110,602	1,600
	Intershop Holding AG	11,199	1,494
	Komax Holding AG (Registered)	9,475	1,440
	LEM Holding SA (Registered)	976	1,425
	u-blox Holding AG	14,847	1,358
	Bossard Holding AG (Registered) Class A	5,235	1,334
	Implenia AG (Registered)	31,398	1,138
	Autoneum Holding AG	7,234	1,136
	Bell Food Group AG (Registered)	3,952	1,119
*	Basilea Pharmaceutica AG (Registered)	24,469	1,108
	Zehnder Group AG	17,291	1,089
*,1	PolyPeptide Group AG	29,600	989
*,1	Montana Aerospace AG	46,039	980
	Bystronic AG	2,672	961
	Vetropack Holding AG (Registered)	25,163	956
*,2	DocMorris AG	18,861	955
	Schweiter Technologies AG	1,897	890
*,1	Medartis Holding AG	9,757	836
*,2	Idorsia Ltd.	252,174	730
	Rieter Holding AG (Registered)	6,157	729
	Investis Holding SA	5,610	697
[1]	Medmix AG	49,381	680
	Leonteq AG	21,350	645
	PIERER Mobility AG	17,817	573
	APG SGA SA	2,162	487
	VP Bank AG Class A	4,892	404
*,2	Meyer Burger Technology AG	61,574	363

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Aryzta AG (XSWX)	24,200	46
			3,691,642
United Kingdom (24.7%)
	AstraZeneca plc	3,102,332	492,870
	Shell plc (XLON)	12,046,575	439,265
	HSBC Holdings plc	38,993,346	354,610
	Unilever plc (XLON)	5,104,336	313,685
	BP plc	34,969,368	206,708
	RELX plc	3,870,948	182,699
	GSK plc	8,279,368	160,775
	British American Tobacco plc	4,133,765	146,670
	Rio Tinto plc	2,212,323	143,874
	Diageo plc	4,602,253	143,199
	Glencore plc	25,157,404	139,594
	National Grid plc	9,942,414	126,151
	London Stock Exchange Group plc	1,028,455	125,189
	CRH plc (SGMX)	1,419,219	120,715
	Compass Group plc	3,524,987	108,552
	BAE Systems plc	6,285,430	104,829
*	Rolls-Royce Holdings plc	17,426,641	100,904
	Lloyds Banking Group plc	130,759,626	99,894
	Barclays plc	31,023,227	92,769
	Ferguson plc	418,333	92,385
	Experian plc	1,897,405	89,520
	Reckitt Benckiser Group plc	1,459,809	78,528
	Anglo American plc	2,577,103	78,128
	3i Group plc	1,921,560	77,306
*	Flutter Entertainment plc	366,452	72,486
	Ashtead Group plc	904,383	65,267
	Haleon plc	14,289,582	64,095
	Tesco plc	14,572,472	62,144
	NatWest Group plc	13,017,268	61,760
	SSE plc	2,263,955	54,792
	Prudential plc (XLON)	5,699,477	51,434
	Imperial Brands plc	1,785,751	49,219
*	Smurfit WestRock plc	1,064,596	47,230
	Standard Chartered plc	4,414,174	43,604
	Shell plc	1,191,185	43,555
	Vodafone Group plc	45,317,622	42,406
	Legal & General Group plc	12,379,502	36,923
	Aviva plc	5,595,662	36,047
	InterContinental Hotels Group plc	337,013	33,953
	Segro plc	2,768,298	32,585
	Rentokil Initial plc	5,225,860	31,910
	Informa plc	2,827,446	31,597
	Bunzl plc	696,205	29,171
	Sage Group plc	2,074,496	28,998
	Next plc	246,752	28,840
	Halma plc	783,827	26,829
	Smith & Nephew plc	1,814,329	26,150
	BT Group plc	13,082,286	23,725
	Intertek Group plc	333,258	21,641
	Admiral Group plc	602,634	21,357
	WPP plc	2,208,452	21,303
	Associated British Foods plc	662,477	21,150
	Melrose Industries plc (XLON)	2,698,179	20,431
[1]	Auto Trader Group plc	1,846,670	19,344
	Pearson plc	1,410,371	19,136
	Centrica plc	11,036,308	18,817
	Antofagasta plc	717,583	18,685
	United Utilities Group plc	1,404,454	18,665
	Severn Trent plc	547,054	18,085
	Mondi plc	914,147	17,873
	Marks & Spencer Group plc	4,224,259	17,841
	Spirax Group plc	152,822	17,841
	DS Smith plc	2,849,852	16,660
	Smiths Group plc	719,089	16,517
	Diploma plc	277,393	15,860
	Coca-Cola HBC AG	423,366	15,449

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Intermediate Capital Group plc	547,202	15,446
	Taylor Wimpey plc	7,332,650	15,033
	Croda International plc	289,040	15,028
	Whitbread plc	381,610	14,299
*	Wise plc Class A	1,552,078	14,291
	DCC plc	204,281	14,074
	Weir Group plc	537,610	14,034
	Berkeley Group Holdings plc	212,687	13,885
	Kingfisher plc	3,889,316	13,827
	Howden Joinery Group plc	1,137,196	13,749
	Barratt Developments plc	2,016,909	13,648
	Persimmon plc	663,170	13,524
	J Sainsbury plc	3,742,035	13,270
	IMI plc	539,563	13,142
	M&G plc	4,509,140	12,313
	Rightmove plc	1,648,811	12,250
	Beazley plc	1,380,033	12,130
	B&M European Value Retail SA	1,932,249	11,636
	Land Securities Group plc	1,420,659	11,617
*	Vistry Group plc	645,072	11,490
	Hargreaves Lansdown plc	788,596	11,203
	Hiscox Ltd.	679,788	11,101
	Phoenix Group Holdings plc	1,552,434	10,934
	Tritax Big Box REIT plc	5,104,413	10,850
	LondonMetric Property plc	4,090,224	10,575
[1]	ConvaTec Group plc	3,423,574	10,315
	RS Group plc	974,088	10,234
	UNITE Group plc	831,797	10,196
	British Land Co. plc	1,919,814	10,176
	Investec plc	1,280,224	10,137
	St. James's Place plc	1,135,244	10,000
	IG Group Holdings plc	772,410	9,328
	Endeavour Mining plc	415,394	9,279
	Entain plc	1,261,175	9,268
*	International Consolidated Airlines Group SA	4,332,478	9,257
	Games Workshop Group plc	68,334	9,063
	Bellway plc	243,577	8,944
	Schroders plc	1,740,200	8,794
	JD Sports Fashion plc	5,176,996	8,759
	ITV plc	8,301,495	8,541
	Greggs plc	211,581	8,521
	Inchcape plc	777,056	8,451
	Britvic plc	516,731	8,438
	Rotork plc	1,778,364	8,277
	Spectris plc	209,597	8,222
	Hikma Pharmaceuticals plc	336,173	8,219
	Abrdn plc	3,731,262	8,160
	Johnson Matthey plc	380,305	8,033
	Man Group plc	2,399,144	7,553
	Burberry Group plc	739,925	7,405
	Tate & Lyle plc	828,176	6,985
	Derwent London plc	232,601	6,900
	Cranswick plc	110,037	6,747
*	Darktrace plc	880,847	6,699
	Drax Group plc	792,827	6,632
	Direct Line Insurance Group plc	2,698,816	6,547
	QinetiQ Group plc	1,040,092	6,461
*	Ocado Group plc	1,231,765	6,441
	Virgin Money UK plc	2,297,117	6,352
*	International Distribution Services plc	1,372,065	6,088
	Shaftesbury Capital plc	3,081,520	6,036
	Big Yellow Group plc	386,633	6,013
	Balfour Beatty plc	1,086,776	5,867
	Softcat plc	269,143	5,631
	Serco Group plc	2,257,514	5,547
	Redrow plc	568,153	5,451
	OSB Group plc	814,525	5,389
	Travis Perkins plc	437,703	5,378
	Grafton Group plc GDR	370,182	5,157
	Harbour Energy plc	1,274,922	5,128

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*,1	Network International Holdings plc	1,006,541	5,074
	Computacenter plc	144,975	5,020
	Hill & Smith plc	165,587	4,895
	Grainger plc	1,543,033	4,793
[1]	Quilter plc	2,776,408	4,785
*	Playtech plc	643,499	4,678
	WH Smith plc	271,802	4,625
*	Carnival plc	299,183	4,597
	Savills plc	279,594	4,589
	TP ICAP Group plc	1,601,756	4,571
	Safestore Holdings plc	439,330	4,565
	Plus500 Ltd.	150,516	4,553
*,1	Deliveroo plc	2,670,614	4,526
	4imprint Group plc	57,577	4,496
	Paragon Banking Group plc	433,475	4,479
	easyJet plc	769,770	4,459
	Bank of Georgia Group plc	74,365	4,372
	Pennon Group plc	543,538	4,346
[1]	JTC plc	319,433	4,318
	Mitie Group plc	2,747,703	4,279
	Lancashire Holdings Ltd.	508,536	4,142
	Dunelm Group plc	260,671	4,134
*,1	Trainline plc	936,896	4,081
	AJ Bell plc	664,696	3,947
	Hays plc	3,254,553	3,944
	Oxford Instruments plc	120,063	3,884
	SSP Group plc	1,631,959	3,838
	Coats Group plc	3,321,163	3,826
	Centamin plc	2,335,021	3,814
	Pets at Home Group plc	961,576	3,794
*	John Wood Group plc	1,434,044	3,766
	Telecom Plus plc	148,909	3,639
[1]	Airtel Africa plc	2,479,404	3,635
	Babcock International Group plc	530,234	3,627
	Pagegroup plc	654,450	3,605
	TBC Bank Group plc	90,117	3,594
*	Indivior plc	261,002	3,585
	Energean plc	279,620	3,584
*	Helios Towers plc	2,174,351	3,525
	Renishaw plc	71,565	3,484
	Future plc	241,139	3,471
	Bodycote plc	387,415	3,465
	Clarkson plc	58,931	3,443
	Domino's Pizza Group plc	824,449	3,428
	MONY Group plc	1,114,854	3,403
	Genuit Group plc	517,368	3,400
	Hammerson plc	9,157,983	3,399
	Sirius Real Estate Ltd.	2,778,783	3,388
	Just Group plc	2,162,267	3,356
	International Workplace Group plc	1,503,272	3,338
	Great Portland Estates plc	729,803	3,293
	Morgan Sindall Group plc	88,531	3,270
	Rathbones Group plc	131,825	3,263
	Breedon Group plc	585,027	3,254
	Assura plc	6,150,148	3,227
	Genus plc	137,424	3,220
	Primary Health Properties plc	2,689,152	3,203
	Premier Foods plc	1,377,404	3,194
	Bytes Technology Group plc (XLON)	488,195	3,181
	Ascential plc	413,787	3,048
	IntegraFin Holdings plc	614,573	3,037
	Firstgroup plc	1,319,975	2,989
	Chemring Group plc	558,048	2,976
	Keller Group plc	152,765	2,923
	Kainos Group plc	206,227	2,921
	Fresnillo plc	377,561	2,861
	Volution Group plc	403,362	2,841
	Vesuvius plc	435,781	2,704
	Morgan Advanced Materials plc	599,236	2,626
	Spirent Communications plc	1,167,993	2,609

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Zigup plc	468,421	2,557
*,1	Watches of Switzerland Group plc	485,101	2,544
	Elementis plc	1,234,000	2,541
	Supermarket Income REIT plc	2,629,488	2,533
*	Frasers Group plc	214,540	2,476
	Victrex plc	171,851	2,432
	Dowlais Group plc	2,893,955	2,384
	Marshalls plc	525,433	2,347
	Workspace Group plc	290,268	2,288
*	Greencore Group plc	961,219	2,226
*	Mitchells & Butlers plc	544,427	2,181
*	Currys plc	2,015,424	2,114
	Hilton Food Group plc	173,373	2,080
	Close Brothers Group plc	314,857	2,071
	Ashmore Group plc	925,671	2,054
*,1	Trustpilot Group plc	746,716	1,997
[1]	Spire Healthcare Group plc	603,130	1,986
*	Moonpig Group plc	699,309	1,965
[1]	Ibstock plc	820,907	1,939
*	Oxford Nanopore Technologies plc	1,223,367	1,905
	AG Barr plc	224,506	1,860
[1]	Bridgepoint Group plc	492,524	1,857
	Crest Nicholson Holdings plc	534,283	1,821
	Senior plc	853,973	1,792
	Rhi Magnesita NV	37,975	1,792
*	Molten Ventures plc	352,017	1,692
*	J D Wetherspoon plc	173,364	1,663
	C&C Group plc	809,025	1,661
*	THG plc	1,869,534	1,600
[2]	Diversified Energy Co. plc	94,476	1,561
	Ninety One plc	692,128	1,541
*	Hochschild Mining plc	641,480	1,497
[1]	Petershill Partners plc	459,058	1,305
*,2	Alphawave IP Group plc	652,067	1,304
*	Auction Technology Group plc	199,021	1,300
[1]	TI Fluid Systems plc	761,330	1,289
	Essentra plc	575,026	1,264
	NCC Group plc	657,993	1,248
	Balanced Commercial Property Trust Ltd.	1,086,393	1,213
	IP Group plc	2,173,946	1,168
	Liontrust Asset Management plc	128,979	1,106
*	PureTech Health plc	488,080	1,090
	FDM Group Holdings plc	196,513	1,080
	Dr. Martens plc	1,171,882	1,071
	Picton Property Income Ltd.	1,115,266	1,052
	Wickes Group plc	518,964	1,008
*	Tullow Oil plc	2,537,302	995
	Jupiter Fund Management plc	875,278	990
*	AO World plc	656,163	985
*,1	Aston Martin Lagonda Global Holdings plc	487,163	977
[1]	CMC Markets plc	214,940	918
	Halfords Group plc	448,601	890
*	Synthomer plc	245,295	835
[1]	Bakkavor Group plc	368,089	731
*	Capita plc	2,894,798	719
	Helical plc	249,601	718
	Mobico Group plc	960,950	696
	PZ Cussons plc	464,110	631
*,3	Home REIT plc	1,529,958	561
*	Evoke plc	731,182	553
*	S4 Capital plc	799,084	549
*,2	ASOS plc	118,095	549
*	SIG plc	1,383,420	434
	CLS Holdings plc	337,383	398
*	Rank Group plc	409,794	372
	Ithaca Energy plc	209,598	347
	Vanquis Banking Group plc	387,198	272
*	Ferrexpo plc	363,349	271
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			6,406,607
United States (0.0%)
*	Seadrill Ltd.	95,518	5,260
	Gen Digital Inc.	45	1
			5,261
Total Common Stocks (Cost $24,978,395)			25,699,084
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	379,201	42,320
	Henkel AG & Co. KGaA Preference Shares	336,733	28,805
	Sartorius AG Preference Shares	51,856	14,707
	Bayerische Motoren Werke AG Preference Shares	118,253	10,138
	FUCHS SE Preference Shares	135,622	5,893
*	Grifols SA Preference Shares Class B (XMAD)	525,757	4,037
*	Telecom Italia SpA Preference Shares	9,744,218	2,638
	Danieli & C Officine Meccaniche SpA Preference Shares	74,490	2,147
	Sixt SE Preference Shares	31,258	1,733
	Draegerwerk AG & Co. KGaA Preference Shares	18,459	971
	Corem Property Group AB Preference Shares	24,732	594
Total Preferred Stocks (Cost $175,299)			113,983
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ (Cost $294)	19,422	375
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	57
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $57,408)	574,149	57,409
Total Investments (99.7%) (Cost $25,211,396)			25,870,908
Other Assets and Liabilities—Net (0.3%)			73,220
Net Assets (100%)			25,944,128
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $645,740,000, representing 2.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,405,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $56,409,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2024	251	13,305	(13)
FTSE 100 Index	September 2024	108	11,604	215
MSCI Europe Index	September 2024	3,832	142,373	663
				865

Vanguard® European Stock Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	EUR	78,735	USD	85,354	54	—
Standard Chartered Bank	9/18/24	EUR	78,735	USD	85,287	120	—
JPMorgan Chase Bank, N.A.	9/18/24	EUR	34,625	USD	37,347	212	—
State Street Bank & Trust Co.	9/18/24	GBP	10,686	USD	13,622	122	—
BNP Paribas	9/18/24	GBP	9,246	USD	11,948	—	(58)
Morgan Stanley Capital Services Inc.	9/18/24	SEK	181,195	USD	17,338	—	(376)
State Street Bank & Trust Co.	9/18/24	USD	68,293	CHF	60,562	—	(1,115)
UBS AG	9/18/24	USD	5,674	DKK	39,176	—	(24)
Royal Bank of Canada	9/18/24	USD	41,131	EUR	38,315	—	(432)
Standard Chartered Bank	9/18/24	USD	14,516	EUR	13,306	83	—
State Street Bank & Trust Co.	9/18/24	USD	11,812	EUR	10,876	13	—
UBS AG	9/18/24	USD	8,095	EUR	7,504	—	(44)
UBS AG	9/18/24	USD	6,879	EUR	6,334	8	—
BNP Paribas	9/18/24	USD	9,152	GBP	7,204	—	(112)
HSBC Bank plc	9/18/24	USD	7,746	GBP	6,082	—	(76)
State Street Bank & Trust Co.	9/18/24	USD	6,451	GBP	5,038	—	(28)
Royal Bank of Canada	9/18/24	USD	5,677	GBP	4,486	—	(92)
Toronto-Dominion Bank	9/18/24	USD	10,973	NOK	117,294	210	—
Bank of America, N.A.	9/18/24	USD	27,541	SEK	285,089	853	—
						1,675	(2,357)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $691,000 and cash of $90,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® European Stock Index Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,055	25,646,830	1,199	25,699,084
Preferred Stocks	—	113,983	—	113,983
Rights	—	—	375	375
Warrants	—	—	57	57
Temporary Cash Investments	57,409	—	—	57,409
Total	108,464	25,760,813	1,631	25,870,908
Derivative Financial Instruments
Assets
Futures Contracts[1]	878	—	—	878
Forward Currency Contracts	—	1,675	—	1,675
Total	878	1,675	—	2,553
Liabilities
Futures Contracts[1]	13	—	—	13
Forward Currency Contracts	—	2,357	—	2,357
Total	13	2,357	—	2,370
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.